Long Term Debt - Additional Information - Other (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Debt Instruments [Abstract]
Weighted-average effective interest rate	4.30%	3.50%
Aggregate annual long-term principal repayments, remainder of 2018	$ 25.9
Aggregate annual long-term principal repayments, 2019	104.6
Aggregate annual long-term principal repayments, 2020	120.9
Aggregate annual long-term principal repayments, 2021	426.8
Aggregate annual long-term principal repayments, 2022	102.5
Aggregate annual long-term principal repayments, after 2022	$ 34.0